Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss.
Financial assets at fair value through profit or loss

21   Financial assets at fair value through profit or loss

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Contingent refundable consideration (Note 35)	676	676
Wealth management products	1,487,195	2,070,977
	1,487,871	2,071,653

As at December 31, 2020 and 2021, out of the wealth management products which the Group invested in, RMB1,487,195,000 and RMB2,070,977,000 were issued by subsidiaries of Ping An Group which are redeemable upon request by the holders, respectively.